SCUDDER
                                                                     INVESTMENTS


Scudder Japanese Equity Fund

Classes A, B and C

Supplement to Prospectus Dated January 1, 2003

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The following replaces the average annual total returns shown for Class C under
The Fund's Performance History. Performance for Class C has been further adjusted to reflect a 1% up-front sales charge implemented effective February 3, 2003.

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Average Annual Total Returns (%) as of 12/31/2001
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Class C (Return before Taxes)                          1 Year    Since Inception
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Scudder Japanese Equity Fund                           -26.58      -28.10*
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*  Since 5/31/2000.

The following replaces the fee and expense information shown for Class C shares of the fund under How Much Investors Pay:

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

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Fee Table                                                               Class C
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Shareholder Fees, paid directly from your investment
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Maximum Sales Charge (Load) Imposed On Purchases (% of offering price)   1.00%
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Maximum Contingent Deferred Sales Charge                                 1.00%
(Load) (% of redemption proceeds)
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Annual Operating Expenses, deducted from fund assets*
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Management Fee                                                           0.85%
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Distribution (12b-1) Fee                                                 0.75%
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Other Expenses**                                                         6.99%
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Total Annual Operating Expenses                                          8.59%
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Less Expense Waiver***                                                   6.44%
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Net Annual Fund Operating Expenses (after waiver)                        2.15%
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*     Information on the annual fees and expenses reflects the expenses of both the fund and the Portfolio, the master fund in which the fund invests its assets. (See the section entitled "Who Manages and Oversees the Fund.")

**    Includes a 0.25% shareholder servicing fee for Class C shares.

*** Effective September 5, 2002, the advisor entered into a contractual arrangement to waive its fees and reimburse expenses of the fund and the Portfolio through December 31, 2003 to the extent necessary to maintain the fund's expense ratio at 2.15% for Class C shares.
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Based on the costs above, this example helps you compare this fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same and the fee waiver and/or expense reimbursement apply during the first year only. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

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Example                            1 Year      3 Years     5 Years     10 Years
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Expenses, assuming you sold your shares at the end of each period
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Class C shares                       $416       $2,003      $3,571       $7,024
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Expenses, assuming you kept your shares
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Class C shares                       $316       $2,003      $3,571       $7,024
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The following supplements the relevant disclosure in the fund's prospectus relating to Class C shares:

Effective February 3, 2003, Class C shares will be offered at net asset value plus an up-front sales charge of 1.00% of the offering price. Class C shares will continue to be subject to a contingent deferred sales charge and Rule 12b-1 distribution and/or service fee as more fully described in each fund's currently effective prospectus. The up-front sales charge does not apply to reinvested dividends or distributions.

       Front-end Sales Charge as a              Front-end Sales Charge as a
           % of offering price                   % of your net investment
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                  1.00%                                    1.01%
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You may be able to buy Class C shares without an up-front sales charge when you purchase Class C shares in connection with the following types of transactions:

o Additional purchases of Class C shares made in an existing account and in the same fund(s) by existing Class C shareowners as of January 31, 2003;

o Exchanges of Class C shares made in an existing account by current Class C shareowners as of January 31, 2003;

o Purchases of Class C shares through certain omnibus accounts which have entered into an agreement with the Advisor and/or the Distributor;

o Purchases of Class C shares through certain retirement plans which have entered into an agreement with the Advisor and/or the Distributor; and

o Purchases of Class C shares through certain broker-dealers which have entered into an agreement with the Advisor and/or the Distributor.

Your financial representative or Shareholder Services can answer your questions and help you determine if you are eligible for a sales charge waiver.




February 1, 2003